Initial Public Offering (Details) - $ / shares		6 Months Ended	9 Months Ended
	Aug. 19, 2024	Jun. 30, 2025	Dec. 31, 2024
Initial Public Offering [Line Items]
Exercise price of warrants (in Dollars per share)		$ 11.5	$ 11.5
Completion days	30 days
Warrants outstanding		18,350,000	18,350,000
Minimum threshold written notice period for redemption of public warrants.		30 days	30 days
Threshold trading days for redemption of public warrants		20 days	20 days
Threshold consecutive trading days for redemption of public warrants		30 days	20 days
Redeemable Public Warrant [Member]
Initial Public Offering [Line Items]
Number of issued per unit	1
Public Warrants [Member]
Initial Public Offering [Line Items]
Exercise price of warrants (in Dollars per share)	$ 11.5
Warrants outstanding			11,500,000
Warrant [Member]
Initial Public Offering [Line Items]
Exercise price of warrants (in Dollars per share)		$ 1	$ 1
Stock price trigger for redemption of public warrants (in Dollars per share)		18	18
Warrant price per share (in Dollars per share)		0.01	0.01
Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Price per sale of stock (in Dollars per share)		$ 1	$ 1
Warrants outstanding		6,850,000	6,850,000
Business Combination [Member]
Initial Public Offering [Line Items]
Warrant term		5 years	5 years
Business Combination [Member] | Warrant [Member]
Initial Public Offering [Line Items]
After completion initial Business Combination		30 days	30 days
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Price per sale of stock (in Dollars per share)		$ 0.0001
Number of issued per unit	1
After completion initial Business Combination		1 year
Stock price trigger for redemption of public warrants (in Dollars per share)		$ 18	$ 18
Class A Ordinary Shares [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Number of shares of common stock converted from each warrant		1	1
Exercise price of warrants (in Dollars per share)		$ 11.5	$ 11.5
Class A Ordinary Shares [Member] | Business Combination [Member]
Initial Public Offering [Line Items]
After completion initial Business Combination			1 year
IPO [Member]
Initial Public Offering [Line Items]
Number of founder shares purchased by sponsor	23,000,000
Price per sale of stock (in Dollars per share)	$ 10
IPO [Member] | Public Warrants [Member]
Initial Public Offering [Line Items]
Number of shares of common stock converted from each warrant	1
IPO [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Warrant term	5 years
IPO [Member] | Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Price per sale of stock (in Dollars per share)	$ 10.05
IPO [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of founder shares purchased by sponsor	23,000,000
Price per sale of stock (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of founder shares purchased by sponsor	3,000,000		3,000,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of founder shares purchased by sponsor	3,000,000